Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by (used in) operating activities	$ 177	$ 171	$ 51
Cash flows provided by (used in) investing activities
Capital expenditures	(133)	(139)	(119)
Proceeds from the sale of (purchases of) debt securities, net	2	(2)	4
Change in restricted cash	(15)	3	2
Deconsolidation of Variable Interest Entity	0	0	4
Funds remitted to unconsolidated affiliates	(3)	(4)	(1)
Proceeds from sale of assets	11	3	14
Proceeds from sale of business, net of cash transferred	0	173	0
Net cash (used in) provided by investing activities	(138)	33	(105)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	(7)	14	(7)
Borrowings of long-term debt	453	496	2,356
Repayments of long-term debt	(487)	(538)	(2,177)
Repayment of advance from affiliates	(2)	0	(3)
Repayment of advance from affiliates	(7)	(100)	0
Capital contribution from parent	16	189	0
Long-term debt and credit facility financing fees	(14)	(2)	(72)
Common stock dividends paid	(11)	(2)	0
Net cash used in financing activities	(59)	57	97
Effect of exchange rates on cash and cash equivalents	5	(5)	2
Decrease in cash and cash equivalents	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	416	160	115
Cash and cash equivalents (unrestricted) at end of period	401	416	160
Momentive Specialty Chemicals Inc. [Member]
Net cash provided by (used in) operating activities	88	(41)	(444)
Cash flows provided by (used in) investing activities
Capital expenditures	(57)	(74)	(52)
Capitalized Interest		(1)	0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Deconsolidation of Variable Interest Entity			0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	9	2	6
Investments in Marketable Securities			0
Capital contribution to subsidiary	(30)	(11)
Proceeds from sale of business, net of cash transferred		49
Return of capital from subsidiary		47
Return of capital from subsidiary from sales of accounts receivable	87	69	367
Net cash (used in) provided by investing activities	9	81	321
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	(7)	3
Borrowings of long-term debt	0	164	290
Repayments of long-term debt	(278)	(182)	(1,108)
Repayment of advance from affiliates	(2)	(80)	(3)
Repayment of advance from affiliates	(7)
Net Intercompany Loan Borrowings (Repayments)	251	51	987
Long Term Debt and Credit Facility Financing Fees			(9)
Capital contribution from parent	16	189
Long-term debt and credit facility financing fees	(2)	(2)
Common stock dividends paid	(11)	(2)	0
Return of capital to parent		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	(33)	131	160
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	64	171	37
Cash and cash equivalents (unrestricted) at beginning of period	212	41	4
Cash and cash equivalents (unrestricted) at end of period	276	212	41
Subsidiary Issuers [Member]
Net cash provided by (used in) operating activities	(59)	8	19
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Capitalized Interest		0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Deconsolidation of Variable Interest Entity			0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Investments in Marketable Securities			0
Capital contribution to subsidiary	0	0
Proceeds from sale of business, net of cash transferred		0
Return of capital from subsidiary		0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	0	0	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	450	0	1,433
Repayments of long-term debt	0	0	(406)
Repayment of advance from affiliates	0	0	0
Repayment of advance from affiliates	0
Net Intercompany Loan Borrowings (Repayments)	(364)	4	(973)
Long Term Debt and Credit Facility Financing Fees			(63)
Capital contribution from parent	0	0
Long-term debt and credit facility financing fees	(12)	0
Common stock dividends paid	(15)	(12)	(10)
Return of capital to parent		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	59	(8)	(19)
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0
Combined Subsidiary Guarantors [Member]
Net cash provided by (used in) operating activities	16	31	5
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Capitalized Interest		0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Deconsolidation of Variable Interest Entity			0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Investments in Marketable Securities			0
Capital contribution to subsidiary	(19)	(19)
Proceeds from sale of business, net of cash transferred		0
Return of capital from subsidiary		0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(19)	(19)	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Repayment of advance from affiliates	0	0	0
Repayment of advance from affiliates	0
Net Intercompany Loan Borrowings (Repayments)	(3)	0	0
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	19	0
Long-term debt and credit facility financing fees	0	0
Common stock dividends paid	(13)	(12)	(5)
Return of capital to parent		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	3	(12)	(5)
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0
Combined Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	160	198	490
Cash flows provided by (used in) investing activities
Capital expenditures	(76)	(65)	(67)
Capitalized Interest		0	(1)
Proceeds from the sale of (purchases of) debt securities, net	2	(2)
Change in restricted cash	(15)	3	(2)
Deconsolidation of Variable Interest Entity			4
Funds remitted to unconsolidated affiliates	(3)	(4)	(1)
Proceeds from sale of assets	2	1	8
Investments in Marketable Securities			4
Capital contribution to subsidiary	0	0
Proceeds from sale of business, net of cash transferred		124
Return of capital from subsidiary		0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(90)	57	(59)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	(7)	21	(10)
Borrowings of long-term debt	3	332	633
Repayments of long-term debt	(209)	(356)	(663)
Repayment of advance from affiliates	0	(20)	0
Repayment of advance from affiliates	0
Net Intercompany Loan Borrowings (Repayments)	116	(55)	(14)
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	30	30
Long-term debt and credit facility financing fees	0	0
Common stock dividends paid	0	(1)	(4)
Return of capital to parent		(47)
Return of capital to parent from sales of accounts receivable	(87)	(69)	(367)
Net cash used in financing activities	(154)	(165)	(425)
Effect of exchange rates on cash and cash equivalents	5	(5)	2
Decrease in cash and cash equivalents	(79)	85	8
Cash and cash equivalents (unrestricted) at beginning of period	204	119	111
Cash and cash equivalents (unrestricted) at end of period	125	204	119
Eliminations [Member]
Net cash provided by (used in) operating activities	(28)	(25)	(19)
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Capitalized Interest		0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0
Change in restricted cash	0	0	0
Deconsolidation of Variable Interest Entity			0
Funds remitted to unconsolidated affiliates	0	0	0
Proceeds from sale of assets	0	0	0
Investments in Marketable Securities			0
Capital contribution to subsidiary	49	30
Proceeds from sale of business, net of cash transferred		0
Return of capital from subsidiary		(47)
Return of capital from subsidiary from sales of accounts receivable	(87)	(69)	(367)
Net cash (used in) provided by investing activities	(38)	(86)	(367)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Repayment of advance from affiliates	0	0	0
Repayment of advance from affiliates	0
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	(49)	(30)
Long-term debt and credit facility financing fees	0	0
Common stock dividends paid	28	25	19
Return of capital to parent		47
Return of capital to parent from sales of accounts receivable	87	69	367
Net cash used in financing activities	66	111	386
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0
Consolidated [Member]
Net cash provided by (used in) operating activities	177	171	51
Cash flows provided by (used in) investing activities
Capital expenditures	(133)	(139)	(119)
Capitalized Interest		(1)	(1)
Proceeds from the sale of (purchases of) debt securities, net	2	(2)
Change in restricted cash	(15)	3	(2)
Deconsolidation of Variable Interest Entity			4
Funds remitted to unconsolidated affiliates	(3)	(4)	(1)
Proceeds from sale of assets	11	3	14
Investments in Marketable Securities			4
Capital contribution to subsidiary	0	0
Proceeds from sale of business, net of cash transferred		173
Return of capital from subsidiary		0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(138)	33	(105)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	(7)	14	(7)
Borrowings of long-term debt	453	496	2,356
Repayments of long-term debt	(487)	(538)	(2,177)
Repayment of advance from affiliates	(2)	(100)	(3)
Repayment of advance from affiliates	(7)
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			(72)
Capital contribution from parent	16	189
Long-term debt and credit facility financing fees	(14)	(2)
Common stock dividends paid	(11)	(2)	0
Return of capital to parent		0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	(59)	57	97
Effect of exchange rates on cash and cash equivalents	5	(5)	2
Decrease in cash and cash equivalents	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	416	160	115
Cash and cash equivalents (unrestricted) at end of period	$ 401	$ 416	$ 160